Property, Plant and Equipment - Summary of assets used by the Company (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,975,118.7		$ 1,555,589.1
Ending balance	2,693,837.0	$ 87,661.5	1,975,118.7	$ 1,555,589.1
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,975,114.0		1,554,585.9
Ending balance	2,693,815.7		1,975,114.0	1,554,585.9
Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,237,145.1		4,426,223.8	3,911,596.3
Additions	1,139,892.1		835,406.3	525,720.7
Disposals or retirements	(27,792.4)		(26,566.7)	(7,172.9)
Transfers from assets subject to operating leases			1,479.1	23.1
Transfers to assets subject to operating leases	(65.8)		(244.6)	(1,199.0)
Effect of exchange rate changes	13,342.9		847.2	(2,744.4)
Ending balance	6,362,521.9		5,237,145.1	4,426,223.8
Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,262,031.1		2,871,637.9	2,559,282.4
Additions	425,416.3		411,483.9	321,821.1
Disposals or retirements	(26,640.9)		(22,599.2)	(6,773.2)
Transfers from assets subject to operating leases			451.9	8.2
Transfers to assets subject to operating leases	(40.3)		(68.3)	(202.6)
Impairment	790.7		274.4	10.2
Effect of exchange rate changes	7,149.3		850.5	(2,508.2)
Ending balance	3,668,706.2		3,262,031.1	2,871,637.9
Land and Land Improvements [Member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,988.4		3,436.5
Ending balance	7,105.7		5,988.4	3,436.5
Land and Land Improvements [Member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,488.2		3,942.6	3,991.8
Additions	816.4		2,587.2
Effect of exchange rate changes	357.2		(41.6)	(49.2)
Ending balance	7,661.8		6,488.2	3,942.6
Land and Land Improvements [Member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	499.8		506.1	538.7
Additions	1.4		1.3	1.5
Effect of exchange rate changes	54.9		(7.6)	(34.1)
Ending balance	556.1		499.8	506.1
Buildings [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	270,432.5		250,647.9
Ending balance	294,108.5		270,432.5	250,647.9
Buildings [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	576,597.8		522,447.4	438,075.0
Additions	59,443.8		53,971.3	84,882.5
Disposals or retirements	(236.8)		(41.1)	(41.5)
Transfers from assets subject to operating leases			35.5	23.1
Effect of exchange rate changes	1,242.1		184.7	(491.7)
Ending balance	637,046.9		576,597.8	522,447.4
Buildings [member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	306,165.3		271,799.5	243,059.3
Additions	35,982.4		34,331.6	29,209.1
Disposals or retirements	(225.6)		(36.5)	(27.9)
Transfers from assets subject to operating leases			15.1	8.2
Effect of exchange rate changes	1,016.3		55.6	(449.2)
Ending balance	342,938.4		306,165.3	271,799.5
Machinery and equipment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,081,209.8		1,051,475.7
Ending balance	1,031,061.7		1,081,209.8	1,051,475.7
Machinery and equipment [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,984,749.2		3,607,005.7	2,886,623.0
Additions	330,782.7		401,659.0	729,943.3
Disposals or retirements	(25,846.4)		(26,192.2)	(6,397.3)
Transfers from assets subject to operating leases			1,443.6
Transfers to assets subject to operating leases	(65.8)		(244.6)	(1,199.0)
Effect of exchange rate changes	6,322.9		1,077.7	(1,964.3)
Ending balance	4,295,942.6		3,984,749.2	3,607,005.7
Machinery and equipment [member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,903,539.4		2,555,530.0	2,278,266.0
Additions	380,216.2		368,777.7	285,393.6
Disposals or retirements	(24,706.7)		(22,230.1)	(6,012.9)
Transfers from assets subject to operating leases			436.8
Transfers to assets subject to operating leases	(40.3)		(68.3)	(202.6)
Impairment			274.4	10.2
Effect of exchange rate changes	5,872.3		818.9	(1,924.3)
Ending balance	3,264,880.9		2,903,539.4	2,555,530.0
Office equipment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,327.6		25,060.4
Ending balance	25,487.9		24,327.6	25,060.4
Office equipment [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	76,154.2		68,862.7	54,611.4
Additions	10,325.3		7,643.0	15,112.9
Disposals or retirements	(1,709.2)		(333.4)	(734.1)
Effect of exchange rate changes	257.7		(18.1)	(127.5)
Ending balance	85,028.0		76,154.2	68,862.7
Office equipment [member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	51,826.6		43,802.3	37,418.4
Additions	9,216.3		8,373.3	7,216.9
Disposals or retirements	(1,708.6)		(332.6)	(732.4)
Effect of exchange rate changes	205.8		(16.4)	(100.6)
Ending balance	59,540.1		51,826.6	43,802.3
Equipment under installation and construction in progress [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	593,155.7		223,965.4
Ending balance	1,336,051.9		593,155.7	223,965.4
Equipment under installation and construction in progress [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	593,155.7		223,965.4	528,295.1
Additions	738,523.9		369,545.8	(304,218.0)
Effect of exchange rate changes	5,163.0		(355.5)	(111.7)
Ending balance	1,336,842.6		593,155.7	223,965.4
Equipment under installation and construction in progress [member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0.0		0.0
Impairment	790.7		0.0	0.0
Ending balance	$ 790.7		$ 0.0	$ 0.0